Cover - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-34944
Entity Registrant Name	Antelope Enterprise Holdings Limited
Entity Central Index Key	0001470683
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Suite 7540
Entity Address, Address Line Two	The Empire State Building
Entity Address, Address Line Three	350 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10118
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	AEHL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	3,077,981
Document Financial Statement Error Correction [Flag]	false
Auditor Name	ARK Pro CPA & Co	Centurion ZD CPA & Co.
Auditor Location	Hong Kong, China	Hong Kong, China
Auditor Firm ID	3299	2769
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 7540
Entity Address, Address Line Two	The Empire State Building,
Entity Address, Address Line Three	350 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10118
City Area Code	+1
Local Phone Number	(838) 500 8888
Contact Personnel Name	Weilai (Will) Zhang